INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of interests in other entities [Abstract]
Investments in non-consolidated companies, beginning balance	$ 495,241	$ 478,348
Equity in earnings of non-consolidated companies	60,967	102,772
Other comprehensive income	(39,449)	(77,042)
Dividends from non-consolidated companies	(3,111)	(8,837)
Investments in non-consolidated companies, ending balance	$ 513,648	$ 495,241